Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in these consolidated financial statements:

	As at September 30,	As at December 31,	As at September 30,	As at December 31,
	2018	2017	2017	2016
	$	$	$	$
Cash and cash equivalents	199,860	221,934	416,346	227,378
Restricted cash (1)	9,901	28,360	27,470	92,265
Restricted cash - long-term (1)	—	—	—	22,644
	209,761	250,294	443,816	342,287

(1)	Restricted cash as at September 30, 2018 includes amounts held in escrow for certain future drydock costs and withholding taxes and office lease prepayments.
Restricted cash as at December 31, 2017 and September 30, 2017 includes amounts held in escrow as collateral on the Partnership’s cross currency swaps and funds for certain vessel upgrade costs.
Restricted cash as at December 31, 2016 includes amounts held in escrow as collateral on the Partnership’s cross currency swaps, funds for certain vessel upgrade and drydock costs and a performance bond relating to the Petrojarl Knarr FPSO.